UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2017

MFS® BLENDED RESEARCH® CORE EQUITY FUND

UNE-SEM

MFS® BLENDED RESEARCH® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying the new presidential administration in the United States,

most markets have proved resilient. U.S. share prices have reached new highs and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve could hike rates more aggressively. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies to reinvigorate slow-growing economies.

Globally, economic growth has shown signs of recovery of late, led by China, the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already-slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.7%
Amazon.com, Inc.	2.7%
Bank of America Corp.	2.7%
Cisco Systems, Inc.	2.3%
Facebook, Inc., “A”	2.1%
Procter & Gamble Co.	2.1%
Citigroup, Inc.	2.0%
Philip Morris International, Inc.	2.0%
Eli Lilly & Co.	1.9%
Celgene Corp.	1.8%

Equity sectors
Technology	17.1%
Financial Services	16.7%
Health Care	13.7%
Consumer Staples	8.7%
Retailing	8.3%
Leisure	7.9%
Energy	5.9%
Industrial Goods & Services	5.4%
Utilities & Communications	5.3%
Special Products & Services	4.0%
Transportation	2.3%
Basic Materials	2.1%
Autos & Housing	1.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 3/31/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2016 through March 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2016 through March 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/16	Ending Account Value 3/31/17	Expenses Paid During Period (p) 10/01/16-3/31/17
A	Actual	0.74%	$1,000.00	$1,088.16	$3.85
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.49%	$1,000.00	$1,084.04	$7.74
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,083.85	$7.74
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,088.91	$2.55
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,083.77	$7.74
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,086.49	$5.15
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,087.99	$3.85
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,089.37	$2.55
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.37%	$1,000.00	$1,089.89	$1.93
	Hypothetical (h)	0.37%	$1,000.00	$1,023.09	$1.87

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.0%
Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
Northrop Grumman Corp.	69,759	$16,591,479
Textron, Inc.	110,629	5,264,834
United Technologies Corp.	137,305	15,406,994

		$37,263,307
Airlines - 0.7%
United Continental Holdings, Inc. (a)	108,126	$7,638,021

Biotechnology - 3.9%
Biogen, Inc. (a)	57,768	$15,794,927
Celgene Corp. (a)	172,987	21,524,772
Gilead Sciences, Inc.	130,354	8,853,644

		$46,173,343
Business Services - 3.3%
Accenture PLC, “A”	52,629	$6,309,165
Cognizant Technology Solutions Corp., “A” (a)	128,504	7,648,558
FleetCor Technologies, Inc. (a)	87,030	13,178,953
Global Payments, Inc.	137,140	11,064,455

		$38,201,131
Cable TV - 2.8%
Charter Communications, Inc., “A” (a)	51,410	$16,827,521
Comcast Corp., “A”	434,834	16,345,410

		$33,172,931
Chemicals - 0.8%
Monsanto Co.	79,746	$9,027,247

Computer Software - 3.0%
Intuit, Inc.	136,109	$15,787,283
Microsoft Corp.	297,768	19,611,000

		$35,398,283
Computer Software - Systems - 5.0%
Apple, Inc.	223,083	$32,048,104
Hewlett Packard Enterprise	713,130	16,901,181
International Business Machines Corp.	29,345	5,110,138
NCR Corp. (a)	97,012	4,431,508

		$58,490,931

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 1.5%
Owens Corning	138,518	$8,500,850
Sherwin-Williams Co.	30,792	9,551,370

		$18,052,220
Consumer Products - 2.6%
Estee Lauder Cos., Inc., “A”	67,716	$5,741,640
Procter & Gamble Co.	271,575	24,401,014

		$30,142,654
Consumer Services - 0.8%
Priceline Group, Inc. (a)	4,985	$8,873,150

Electrical Equipment - 0.5%
General Electric Co.	189,544	$5,648,411

Electronics - 2.6%
Broadcom Corp.	15,887	$3,478,618
Intel Corp.	594,152	21,431,063
NVIDIA Corp.	51,201	5,577,325

		$30,487,006
Energy - Independent - 4.5%
Anadarko Petroleum Corp.	225,193	$13,961,966
EOG Resources, Inc.	172,368	16,814,498
Noble Energy, Inc.	65,846	2,261,152
Rice Energy, Inc. (a)	477,684	11,321,111
Valero Energy Corp.	119,459	7,918,937

		$52,277,664
Energy - Integrated - 0.9%
Chevron Corp.	9,894	$1,062,319
Exxon Mobil Corp.	110,686	9,077,359

		$10,139,678
Food & Beverages - 3.6%
Archer Daniels Midland Co.	336,438	$15,489,606
Mondelez International, Inc.	317,815	13,691,470
Tyson Foods, Inc., “A”	202,879	12,519,663

		$41,700,739
Food & Drug Stores - 1.3%
CVS Health Corp.	189,960	$14,911,860

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 1.0%
Carnival Corp.	106,008	$6,244,931
Royal Caribbean Cruises Ltd.	58,880	5,776,717

		$12,021,648
General Merchandise - 0.6%
Wal-Mart Stores, Inc.	91,853	$6,620,764

Health Maintenance Organizations - 0.9%
UnitedHealth Group, Inc.	61,706	$10,120,401

Insurance - 5.8%
Allstate Corp.	62,295	$5,076,420
Berkshire Hathaway, Inc., “B” (a)	34,841	5,807,298
Chubb Ltd.	40,451	5,511,449
MetLife, Inc.	314,215	16,596,836
Prudential Financial, Inc.	165,837	17,691,491
Travelers Cos., Inc.	18,821	2,268,683
Validus Holdings Ltd.	144,342	8,139,445
XL Group Ltd.	158,955	6,335,946

		$67,427,568
Internet - 4.1%
Alphabet, Inc., “A” (a)	16,704	$14,161,651
Alphabet, Inc., “C” (a)	11,840	9,821,990
Facebook, Inc., “A” (a)	172,333	24,479,903

		$48,463,544
Leisure & Toys - 1.5%
Electronic Arts, Inc. (a)	196,977	$17,633,381

Machinery & Tools - 1.8%
Illinois Tool Works, Inc.	62,265	$8,248,245
Ingersoll-Rand Co. Ltd., “A”	46,409	3,773,980
United Rentals, Inc. (a)	69,797	8,728,115

		$20,750,340
Major Banks - 5.5%
Bank of America Corp.	1,322,204	$31,190,792
JPMorgan Chase & Co.	202,402	17,778,992
Morgan Stanley	97,617	4,181,912
Wells Fargo & Co.	207,421	11,545,053

		$64,696,749

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.6%
HCA Holdings, Inc. (a)	193,768	$17,243,414
McKesson Corp.	13,498	2,001,213

		$19,244,627
Medical Equipment - 2.8%
Abbott Laboratories	298,029	$13,235,468
Medtronic PLC	238,056	19,177,791

		$32,413,259
Network & Telecom - 2.3%
Cisco Systems, Inc.	799,931	$27,037,668

Oil Services - 0.6%
Schlumberger Ltd.	85,735	$6,695,904

Other Banks & Diversified Financials - 3.5%
Citigroup, Inc.	396,404	$23,712,887
Discover Financial Services	256,626	17,550,652

		$41,263,539
Pharmaceuticals - 4.4%
Eli Lilly & Co.	259,637	$21,838,068
Johnson & Johnson	154,192	19,204,614
Merck & Co., Inc.	172,691	10,972,786

		$52,015,468
Railroad & Shipping - 1.7%
Union Pacific Corp.	183,612	$19,448,183

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc., REIT	59,329	$6,557,041
Mid-America Apartment Communities, Inc., REIT	66,403	6,755,841
Public Storage, Inc., REIT	14,967	3,276,426
Store Capital Corp., REIT	240,950	5,753,886

		$22,343,194
Restaurants - 2.5%
Domino’s Pizza, Inc.	93,247	$17,185,422
Starbucks Corp.	145,899	8,519,043
YUM! Brands, Inc.	64,125	4,097,588

		$29,802,053
Specialty Chemicals - 1.3%
Air Products & Chemicals, Inc.	92,940	$12,573,853
Univar, Inc. (a)	93,924	2,879,710

		$15,453,563

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - 6.4%
Amazon.com, Inc. (a)	35,875	$31,804,623
AutoZone, Inc. (a)	20,743	14,998,226
Best Buy Co., Inc.	274,371	13,485,335
Gap, Inc.	216,003	5,246,713
Ross Stores, Inc.	146,047	9,620,116

		$75,155,013
Telephone Services - 1.7%
AT&T, Inc.	89,087	$3,701,565
Verizon Communications, Inc.	335,308	16,346,265

		$20,047,830
Tobacco - 2.6%
Altria Group, Inc.	97,586	$6,969,592
Philip Morris International, Inc.	202,556	22,868,572

		$29,838,164
Utilities - Electric Power - 3.5%
AES Corp.	428,803	$4,794,018
American Electric Power Co., Inc.	46,085	3,093,686
Exelon Corp.	486,872	17,517,655
FirstEnergy Corp.	366,903	11,674,853
PPL Corp.	116,095	4,340,792

		$41,421,004
Total Common Stocks (Identified Cost, $951,209,578)		$1,157,512,440

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.7% (Identified Cost, $11,947,140)	11,948,335	$11,947,140
Total Investments (Identified Cost, $963,156,718)		$1,169,459,580

Other Assets, Less Liabilities - 0.0%		187,674
Net Assets - 100.0%		$1,169,647,254

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $951,209,578)	$1,157,512,440
Underlying affiliated funds, at value (identified cost, $11,947,140)	11,947,140
Total investments, at value (identified cost, $963,156,718)	$1,169,459,580
Receivables for
Fund shares sold	2,178,177
Dividends	1,309,731
Receivable from investment adviser	80,363
Other assets	4,593
Total assets	$1,173,032,444
Liabilities
Payable for fund shares reacquired	$2,935,233
Payable to affiliates
Shareholder servicing costs	380,575
Distribution and service fees	11,725
Payable for independent Trustees’ compensation	2,663
Accrued expenses and other liabilities	54,994
Total liabilities	$3,385,190
Net assets	$1,169,647,254
Net assets consist of
Paid-in capital	$970,676,098
Unrealized appreciation (depreciation) on investments	206,302,862
Accumulated net realized gain (loss) on investments	(14,585,877)
Undistributed net investment income	7,254,171
Net assets	$1,169,647,254
Shares of beneficial interest outstanding	46,836,532

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$268,886,132	10,773,522	$24.96
Class B	21,762,914	901,545	24.14
Class C	78,129,667	3,282,670	23.80
Class I	388,208,732	15,360,631	25.27
Class R1	14,060,121	588,039	23.91
Class R2	38,886,109	1,617,175	24.05
Class R3	114,564,623	4,607,167	24.87
Class R4	44,717,649	1,785,265	25.05
Class R6	200,431,307	7,920,518	25.31

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.48 [100 / 94.25 x $24.96]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,091,782
Dividends from underlying affiliated funds	15,786
Total investment income	$11,107,568
Expenses
Management fee	$2,288,195
Distribution and service fees	1,144,923
Shareholder servicing costs	653,825
Administrative services fee	93,874
Independent Trustees’ compensation	9,163
Custodian fee	26,144
Shareholder communications	37,307
Audit and tax fees	26,609
Legal fees	4,641
Miscellaneous	104,469
Total expenses	$4,389,150
Reduction of expenses by investment adviser and distributor	(535,859)
Net expenses	$3,853,291
Net investment income	$7,254,277
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$6,408,589
Underlying affiliated funds	(722)
Net realized gain (loss) on investments	$6,407,867
Change in unrealized appreciation (depreciation) on investments	$84,080,291
Net realized and unrealized gain (loss) on investments	$90,488,158
Change in net assets from operations	$97,742,435

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/17 (unaudited)	Year ended 9/30/16
From operations
Net investment income	$7,254,277	$11,976,679
Net realized gain (loss) on investments	6,407,867	(14,922,664)
Net unrealized gain (loss) on investments	84,080,291	108,057,627
Change in net assets from operations	$97,742,435	$105,111,642
Distributions declared to shareholders
From net investment income	$(11,975,927)	$(6,150,189)
From net realized gain on investments	—	(20,699,112)
Total distributions declared to shareholders	$(11,975,927)	$(26,849,301)
Change in net assets from fund share transactions	$(59,402,660)	$320,133,573
Total change in net assets	$26,363,848	$398,395,914
Net assets
At beginning of period	1,143,283,406	744,887,492
At end of period (including undistributed net investment income of $7,254,171 and $11,975,821, respectively)	$1,169,647,254	$1,143,283,406

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.16		$21.36	$22.59	$18.95	$16.11	$12.53
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.27	$0.24	$0.28	$0.22
Net realized and unrealized gain (loss) on investments	1.89		2.24	(0.52)	3.71	2.74	3.45
Total from investment operations	$2.03		$2.51	$(0.25)	$3.95	$3.02	$3.67
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.16)	$(0.20)	$(0.26)	$(0.18)	$(0.09)
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.23)		$(0.71)	$(0.98)	$(0.31)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$24.96		$23.16	$21.36	$22.59	$18.95	$16.11
Total return (%) (r)(s)(t)(x)	8.82	(n)	11.92	(1.28)	21.00	18.93	29.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.91	1.09	1.11	1.16	1.31
Expenses after expense reductions (f)	0.74	(a)	0.74	0.75	0.85	0.86	0.90
Net investment income	1.18	(a)	1.23	1.20	1.14	1.62	1.46
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$268,886		$288,782	$206,403	$107,651	$64,739	$42,149

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.34		$20.70	$21.97	$18.46	$15.72	$12.24
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.10	$0.08	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	1.82		2.17	(0.51)	3.63	2.67	3.38
Total from investment operations	$1.87		$2.27	$(0.41)	$3.71	$2.82	$3.48
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.08)	$(0.08)	$(0.15)	$(0.08)	$—
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.07)		$(0.63)	$(0.86)	$(0.20)	$(0.08)	$—
Net asset value, end of period (x)	$24.14		$22.34	$20.70	$21.97	$18.46	$15.72
Total return (%) (r)(s)(t)(x)	8.40	(n)	11.09	(2.04)	20.16	18.03	28.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.66	1.84	1.86	1.91	2.06
Expenses after expense reductions (f)	1.49	(a)	1.49	1.51	1.60	1.61	1.65
Net investment income	0.43	(a)	0.48	0.45	0.39	0.86	0.68
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$21,763		$20,585	$15,004	$7,619	$4,149	$2,631

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.03		$20.43	$21.72	$18.27	$15.58	$12.13
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.10	$0.08	$0.14	$0.10
Net realized and unrealized gain (loss) on investments	1.79		2.14	(0.50)	3.59	2.64	3.35
Total from investment operations	$1.84		$2.24	$(0.40)	$3.67	$2.78	$3.45
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.09)	$(0.11)	$(0.17)	$(0.09)	$—
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.07)		$(0.64)	$(0.89)	$(0.22)	$(0.09)	$—
Net asset value, end of period (x)	$23.80		$22.03	$20.43	$21.72	$18.27	$15.58
Total return (%) (r)(s)(t)(x)	8.38	(n)	11.10	(2.05)	20.16	17.98	28.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.66	1.85	1.86	1.91	2.06
Expenses after expense reductions (f)	1.49	(a)	1.49	1.50	1.60	1.61	1.65
Net investment income	0.44	(a)	0.48	0.45	0.38	0.81	0.70
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$78,130		$79,309	$58,221	$18,597	$8,443	$3,986

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.48		$21.61	$22.84	$19.14	$16.27	$12.64
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.33	$0.30	$0.32	$0.26
Net realized and unrealized gain (loss) on investments	1.91		2.28	(0.53)	3.75	2.76	3.49
Total from investment operations	$2.08		$2.61	$(0.20)	$4.05	$3.08	$3.75
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.19)	$(0.25)	$(0.30)	$(0.21)	$(0.12)
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.29)		$(0.74)	$(1.03)	$(0.35)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$25.27		$23.48	$21.61	$22.84	$19.14	$16.27
Total return (%) (r)(s)(x)	8.89	(n)	12.26	(1.06)	21.36	19.17	29.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.66	0.84	0.86	0.91	1.06
Expenses after expense reductions (f)	0.49	(a)	0.49	0.51	0.60	0.61	0.65
Net investment income	1.43	(a)	1.48	1.44	1.40	1.79	1.71
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$388,209		$366,304	$248,445	$150,846	$83,157	$39,555

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.13		$20.62	$21.83	$18.34	$15.61	$12.15
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.10	$0.10	$0.12	$0.10
Net realized and unrealized gain (loss) on investments	1.80		2.16	(0.50)	3.58	2.68	3.36
Total from investment operations	$1.85		$2.26	$(0.40)	$3.68	$2.80	$3.46
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.20)	$(0.03)	$(0.14)	$(0.07)	$—
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.07)		$(0.75)	$(0.81)	$(0.19)	$(0.07)	$—
Net asset value, end of period (x)	$23.91		$22.13	$20.62	$21.83	$18.34	$15.61
Total return (%) (r)(s)(x)	8.38	(n)	11.12	(2.02)	20.14	18.03	28.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.66	1.83	1.84	1.91	2.06
Expenses after expense reductions (f)	1.49	(a)	1.49	1.51	1.60	1.61	1.65
Net investment income	0.44	(a)	0.45	0.46	0.48	0.67	0.69
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$14,060		$13,775	$479	$263	$662	$160

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$22.31		$20.63	$21.87	$18.36	$15.64	$12.19
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.21	$0.19	$0.22	$0.17
Net realized and unrealized gain (loss) on investments	1.81		2.16	(0.50)	3.59	2.66	3.37
Total from investment operations	$1.92		$2.37	$(0.29)	$3.78	$2.88	$3.54
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.14)	$(0.17)	$(0.22)	$(0.16)	$(0.09)
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.18)		$(0.69)	$(0.95)	$(0.27)	$(0.16)	$(0.09)
Net asset value, end of period (x)	$24.05		$22.31	$20.63	$21.87	$18.36	$15.64
Total return (%) (r)(s)(x)	8.65	(n)	11.66	(1.53)	20.74	18.62	29.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.16	1.34	1.36	1.41	1.56
Expenses after expense reductions (f)	0.99	(a)	0.99	1.01	1.10	1.11	1.15
Net investment income	0.94	(a)	0.98	0.95	0.90	1.27	1.20
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$38,886		$37,580	$23,372	$11,586	$7,030	$2,968

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.08		$21.27	$22.51	$18.88	$16.06	$12.50
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.28	$0.24	$0.27	$0.22
Net realized and unrealized gain (loss) on investments	1.88		2.24	(0.54)	3.70	2.73	3.44
Total from investment operations	$2.02		$2.51	$(0.26)	$3.94	$3.00	$3.66
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.15)	$(0.20)	$(0.26)	$(0.18)	$(0.10)
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.23)		$(0.70)	$(0.98)	$(0.31)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$24.87		$23.08	$21.27	$22.51	$18.88	$16.06
Total return (%) (r)(s)(x)	8.80	(n)	11.96	(1.33)	21.02	18.92	29.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.91	1.08	1.11	1.16	1.31
Expenses after expense reductions (f)	0.74	(a)	0.74	0.76	0.85	0.86	0.90
Net investment income	1.18	(a)	1.24	1.21	1.15	1.57	1.47
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$114,565		$99,753	$85,800	$66,846	$49,967	$28,576

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$23.27		$21.43	$22.65	$18.98	$16.13	$12.54
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.33	$0.30	$0.33	$0.25
Net realized and unrealized gain (loss) on investments	1.90		2.24	(0.52)	3.72	2.73	3.46
Total from investment operations	$2.07		$2.57	$(0.19)	$4.02	$3.06	$3.71
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.18)	$(0.25)	$(0.30)	$(0.21)	$(0.12)
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.29)		$(0.73)	$(1.03)	$(0.35)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$25.05		$23.27	$21.43	$22.65	$18.98	$16.13
Total return (%) (r)(s)(x)	8.94	(n)	12.20	(1.03)	21.35	19.21	29.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.67	0.83	0.86	0.90	1.06
Expenses after expense reductions (f)	0.49	(a)	0.49	0.51	0.60	0.62	0.65
Net investment income	1.43	(a)	1.48	1.45	1.40	1.89	1.68
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$44,718		$43,757	$36,774	$34,241	$21,751	$19,762

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R6			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$23.52		$21.64	$22.86	$19.16	$16.27	$14.64
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.34	$0.36	$0.32	$0.30	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.91		2.30	(0.53)	3.75	2.80	1.54	(g)
Total from investment operations	$2.10		$2.64	$(0.17)	$4.07	$3.10	$1.63
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.21)	$(0.27)	$(0.32)	$(0.21)	$—
From net realized gain on investments	—		(0.55)	(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.31)		$(0.76)	$(1.05)	$(0.37)	$(0.21)	$—
Net asset value, end of period (x)	$25.31		$23.52	$21.64	$22.86	$19.16	$16.27
Total return (%) (r)(s)(x)	8.99	(n)	12.38	(0.93)	21.44	19.34	11.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.53	0.72	0.74	0.78	0.98	(a)
Expenses after expense reductions (f)	0.37	(a)	0.37	0.39	0.48	0.48	0.58	(a)
Net investment income	1.56	(a)	1.52	1.56	1.48	1.61	1.65	(a)
Portfolio turnover	21	(n)	43	49	42	54	59
Net assets at end of period (000 omitted)	$200,431		$193,437	$70,389	$38,128	$8,922	$111

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

23

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

24

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,157,512,440	$—	$—	$1,157,512,440
Mutual Funds	11,947,140	—	—	11,947,140
Total Investments	$1,169,459,580	$—	$—	$1,169,459,580

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

25

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/16
Ordinary income (including any short-term capital gains)	$6,150,243
Long-term capital gains	20,699,058
Total distributions	$26,849,301

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/17
Cost of investments	$967,846,537
Gross appreciation	210,976,526
Gross depreciation	(9,363,483)
Net unrealized appreciation (depreciation)	$201,613,043

As of 9/30/16
Undistributed ordinary income	$11,975,821
Capital loss carryforwards	(16,303,925)
Net unrealized appreciation (depreciation)	117,532,752

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of September 30, 2016, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(16,303,925)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

26

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/17	Year ended 9/30/16	Six months ended 3/31/17	Year ended 9/30/16
Class A	$2,867,104	$1,663,948	$—	$5,781,937
Class B	67,061	63,248	—	461,870
Class C	256,593	280,413	—	1,758,554
Class I	4,341,100	2,194,787	—	6,462,852
Class R1	43,132	123,450	—	344,724
Class R2	282,411	178,988	—	707,485
Class R3	1,047,571	619,630	—	2,335,882
Class R4	551,561	292,906	—	880,841
Class R6	2,519,394	732,819	—	1,964,967
Total	$11,975,927	$6,150,189	$—	$20,699,112

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

The management fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Effective October 1, 2017, MFS will agree in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2018. For the six months ended March 31, 2017, this reduction amounted to $533,011, which is included in the reduction of total expenses in the Statement of Operations.

27

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,963 for the six months ended March 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$354,738
Class B	0.75%	0.25%	1.00%	1.00%	104,889
Class C	0.75%	0.25%	1.00%	1.00%	390,201
Class R1	0.75%	0.25%	1.00%	1.00%	69,561
Class R2	0.25%	0.25%	0.50%	0.50%	90,568
Class R3	—	0.25%	0.25%	0.25%	134,966
Total Distribution and Service Fees					$1,144,923

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2017, this rebate amounted to $2,816, $2, $21, and $9 for Class A, Class B, Class C, and Class R1, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2017, were as follows:

Amount
Class A	$7,817
Class B	26,212
Class C	6,119

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

28

Notes to Financial Statements (unaudited) – continued

six months ended March 31, 2017, the fee was $38,758, which equated to 0.0067% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $615,067.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2017, the fee paid by the fund under this agreement was $1,075 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 4,718 shares of Class I for an aggregate amount of $103,845. On June 29, 2016, MFS redeemed 2,436 shares of Class I for an aggregate amount of $51,343. On March 16, 2017, MFS redeemed 8,411 shares of Class I for an aggregate amount of $213,629.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2017, the fund engaged in purchase and sale transactions

29

Notes to Financial Statements (unaudited) – continued

pursuant to this policy, which amounted to $177,482 and $5,836,499, respectively. The sales transactions resulted in net realized gains (losses) of $192,337.

(4) Portfolio Securities

For the six months ended March 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $244,808,061 and $314,642,407, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,486,219	$35,489,028	6,990,260	$154,484,466
Class B	67,877	1,565,234	331,209	7,086,990
Class C	277,721	6,322,847	1,500,759	31,695,326
Class I	3,989,948	97,418,554	9,402,687	207,953,328
Class R1	75,564	1,730,559	795,878	16,988,119
Class R2	282,493	6,521,973	950,229	20,208,024
Class R3	923,600	21,816,902	1,449,035	32,021,672
Class R4	268,681	6,474,672	744,011	16,692,830
Class R6	835,697	20,258,506	6,159,400	142,082,312
	8,207,800	$197,598,275	28,323,468	$629,213,067

Shares issued to shareholders in reinvestment of distributions
Class A	104,892	$2,514,258	306,038	$6,738,955
Class B	2,759	64,121	23,523	502,695
Class C	9,411	215,597	77,985	1,643,153
Class I	152,979	3,711,270	363,198	8,088,426
Class R1	1,874	43,132	22,125	468,165
Class R2	11,872	274,483	41,531	882,532
Class R3	43,850	1,047,571	134,709	2,955,512
Class R4	22,943	551,561	53,159	1,173,747
Class R6	99,964	2,427,136	110,178	2,455,872
	450,544	$10,849,129	1,132,446	$24,909,057

Shares reacquired
Class A	(3,284,314)	$(79,057,227)	(4,492,849)	$(100,349,824)
Class B	(90,335)	(2,080,344)	(158,304)	(3,361,732)
Class C	(604,236)	(13,737,010)	(828,405)	(17,530,265)
Class I	(4,385,430)	(106,337,870)	(5,658,020)	(126,390,901)
Class R1	(111,867)	(2,577,880)	(218,776)	(4,654,325)
Class R2	(361,945)	(8,223,315)	(440,109)	(9,428,157)
Class R3	(682,308)	(16,192,014)	(1,294,896)	(29,051,402)
Class R4	(386,602)	(9,254,657)	(633,098)	(14,103,328)
Class R6	(1,240,888)	(30,389,747)	(1,296,490)	(29,118,617)
	(11,147,925)	$(267,850,064)	(15,020,947)	$(333,988,551)

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Net change
Class A	(1,693,203)	$(41,053,941)	2,803,449	$60,873,597
Class B	(19,699)	(450,989)	196,428	4,227,953
Class C	(317,104)	(7,198,566)	750,339	15,808,214
Class I	(242,503)	(5,208,046)	4,107,865	89,650,853
Class R1	(34,429)	(804,189)	599,227	12,801,959
Class R2	(67,580)	(1,426,859)	551,651	11,662,399
Class R3	285,142	6,672,459	288,848	5,925,782
Class R4	(94,978)	(2,228,424)	164,072	3,763,249
Class R6	(305,227)	(7,704,105)	4,973,088	115,419,567
	(2,489,581)	$(59,402,660)	14,434,967	$320,133,573

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 2%, 1%, and 1% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2017, the fund’s commitment fee and interest expense were $3,794 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,337,627	81,990,180	(78,379,472)	11,948,335

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(722)	$—	$15,786	$11,947,140

32

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XI, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,027,875,493.662	64,212,284.010
John A. Caroselli	5,027,499,098.886	64,588,656.776
Maureen R. Goldfarb	5,029,422,888.796	62,664,911.965
David H. Gunning	5,023,284,607.845	68,803,169.827
Michael Hegarty	5,022,671,391.243	69,416,386.428
John P. Kavanaugh	5,027,933,392.787	64,154,362.875
Robert J. Manning	5,027,743,869.554	64,343,908.118
Clarence Otis, Jr.	5,024,037,717.888	68,050,081.284
Maryanne L. Roepke	5,030,467,000.368	61,620,822.074
Robin A. Stelmach	5,032,190,431.753	59,897,347.179
Laurie J. Thomsen	5,027,695,247.600	64,392,574.842

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

34

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2017

MFS® MID CAP VALUE FUND

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying the new presidential administration in the United States,

most markets have proved resilient. U.S. share prices have reached new highs and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve could hike rates more aggressively. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies to reinvigorate slow-growing economies.

Globally, economic growth has shown signs of recovery of late, led by China, the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already-slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Fifth Third Bancorp	1.3%
Hartford Financial Services Group, Inc.	1.3%
Zimmer Biomet Holdings, Inc.	1.1%
Pinnacle Foods, Inc.	1.1%
Huntington Bancshares, Inc.	1.1%
NASDAQ, Inc.	1.1%
Discover Financial Services	1.1%
XL Group Ltd.	1.1%
Stanley Black & Decker, Inc.	1.1%
Owens Corning	1.1%

Equity sectors
Financial Services	27.4%
Health Care	8.3%
Energy	7.7%
Utilities & Communications	7.7%
Industrial Goods & Services	7.6%
Autos & Housing	7.1%
Consumer Staples	7.1%
Technology	6.9%
Basic Materials	5.9%
Retailing	3.5%
Special Products & Services	3.2%
Leisure	2.9%
Transportation	2.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 3/31/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2016 through March 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2016 through March 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/16	Ending Account Value 3/31/17	Expenses Paid During Period (p) 10/01/16-3/31/17
A	Actual	1.09%	$1,000.00	$1,082.79	$5.66
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
B	Actual	1.84%	$1,000.00	$1,079.23	$9.54
	Hypothetical (h)	1.84%	$1,000.00	$1,015.76	$9.25
C	Actual	1.84%	$1,000.00	$1,079.31	$9.54
	Hypothetical (h)	1.84%	$1,000.00	$1,015.76	$9.25
I	Actual	0.84%	$1,000.00	$1,084.33	$4.37
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
R1	Actual	1.84%	$1,000.00	$1,078.83	$9.54
	Hypothetical (h)	1.84%	$1,000.00	$1,015.76	$9.25
R2	Actual	1.34%	$1,000.00	$1,081.83	$6.96
	Hypothetical (h)	1.34%	$1,000.00	$1,018.25	$6.74
R3	Actual	1.09%	$1,000.00	$1,082.65	$5.66
	Hypothetical (h)	1.09%	$1,000.00	$1,019.50	$5.49
R4	Actual	0.84%	$1,000.00	$1,084.33	$4.37
	Hypothetical (h)	0.84%	$1,000.00	$1,020.74	$4.23
R6	Actual	0.70%	$1,000.00	$1,084.94	$3.64
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
529A	Actual	1.13%	$1,000.00	$1,082.81	$5.87
	Hypothetical (h)	1.13%	$1,000.00	$1,019.30	$5.69
529B	Actual	1.89%	$1,000.00	$1,079.12	$9.80
	Hypothetical (h)	1.89%	$1,000.00	$1,015.51	$9.50
529C	Actual	1.89%	$1,000.00	$1,078.88	$9.80
	Hypothetical (h)	1.89%	$1,000.00	$1,015.51	$9.50

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.6%
Issuer	Shares/Par	Value ($)
Aerospace - 2.2%
L3 Technologies, Inc.	383,001	$63,306,235
Leidos Holdings, Inc.	585,517	29,943,339
Rockwell Collins, Inc.	481,893	46,820,724

		$140,070,298
Airlines - 1.2%
Alaska Air Group, Inc.	329,120	$30,351,446
Delta Air Lines, Inc.	1,003,520	46,121,779

		$76,473,225
Alcoholic Beverages - 0.5%
Molson Coors Brewing Co.	357,196	$34,187,229

Apparel Manufacturers - 1.2%
Hanesbrands, Inc.	1,586,891	$32,943,857
PVH Corp.	409,858	42,408,007

		$75,351,864
Automotive - 2.9%
Delphi Automotive PLC	749,594	$60,334,821
Goodyear Tire & Rubber Co.	1,119,419	40,299,084
Harley-Davidson, Inc.	605,485	36,631,843
LKQ Corp. (a)	1,572,499	46,027,046

		$183,292,794
Broadcasting - 1.3%
Interpublic Group of Companies, Inc.	1,879,716	$46,184,622
Nielsen Holdings PLC	827,317	34,176,465

		$80,361,087
Brokerage & Asset Managers - 4.1%
Affiliated Managers Group, Inc.	156,566	$25,667,430
Apollo Global Management LLC, “A”	1,279,973	31,128,943
Invesco Ltd.	973,784	29,827,004
NASDAQ, Inc.	999,727	69,431,040
Raymond James Financial, Inc.	798,930	60,926,402
TD Ameritrade Holding Corp.	991,430	38,526,970

		$255,507,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 3.2%
Amdocs Ltd.	778,552	$47,483,886
Brenntag AG	432,352	24,237,796
Fidelity National Information Services, Inc.	709,787	56,513,241
First Data Corp. (a)	1,068,958	16,568,849
Global Payments, Inc.	395,596	31,916,685
Realogy Holdings Corp.	888,827	26,478,156

		$203,198,613
Chemicals - 2.3%
Celanese Corp.	602,605	$54,144,059
FMC Corp.	614,997	42,797,641
PPG Industries, Inc.	449,395	47,222,427

		$144,164,127
Computer Software - 1.9%
Check Point Software Technologies Ltd. (a)	371,096	$38,096,715
Sabre Corp.	1,524,797	32,310,448
Symantec Corp.	1,526,055	46,819,367

		$117,226,530
Computer Software - Systems - 2.4%
NCR Corp. (a)	1,113,232	$50,852,438
NICE Systems Ltd., ADR	467,160	31,757,537
Pitney Bowes, Inc.	1,644,750	21,562,673
Verint Systems, Inc. (a)	484,919	21,033,362
Xerox Corp.	3,574,914	26,239,869

		$151,445,879
Construction - 3.4%
Armstrong World Industries, Inc. (a)	1,030,346	$47,447,433
Owens Corning	1,078,618	66,194,787
Stanley Black & Decker, Inc.	498,861	66,283,661
Toll Brothers, Inc.	839,732	30,322,723

		$210,248,604
Consumer Products - 1.8%
Coty, Inc., “A”	1,542,826	$27,971,435
Newell Brands, Inc.	1,250,248	58,974,198
Sensient Technologies Corp.	311,304	24,673,955

		$111,619,588
Containers - 1.8%
Berry Plastics Group, Inc. (a)	1,012,039	$49,154,734
Graphic Packaging Holding Co.	2,583,078	33,244,214

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - continued
Sealed Air Corp.	716,444	$31,222,630

		$113,621,578
Electrical Equipment - 0.4%
WESCO International, Inc. (a)	378,465	$26,322,241

Electronics - 2.2%
Analog Devices, Inc.	571,145	$46,805,333
Keysight Technologies, Inc. (a)	1,249,686	45,163,652
Maxim Integrated Products, Inc.	1,055,601	47,459,821

		$139,428,806
Energy - Independent - 5.8%
Cabot Oil & Gas Corp.	2,007,547	$48,000,449
Cimarex Energy Co.	237,677	28,400,025
Energen Corp. (a)	834,177	45,412,596
EQT Corp.	554,187	33,860,826
Hess Corp.	975,221	47,015,404
HollyFrontier Corp.	1,021,848	28,959,172
Noble Energy, Inc.	504,313	17,318,108
Parsley Energy, Inc., “A” (a)	593,509	19,294,978
PDC Energy, Inc. (a)	605,093	37,727,549
Pioneer Natural Resources Co.	292,992	54,563,900

		$360,553,007
Engineering - Construction - 0.5%
KBR, Inc.	2,157,768	$32,431,253

Entertainment - 0.3%
Madison Square Garden Co., “A” (a)	94,077	$18,788,118

Food & Beverages - 4.8%
Bunge Ltd.	705,991	$55,956,847
Cal-Maine Foods, Inc. (l)	378,674	13,935,203
Coca-Cola European Partners PLC	1,037,030	39,085,661
J.M. Smucker Co.	329,380	43,175,130
Kellogg Co.	468,854	34,043,489
Pinnacle Foods, Inc.	1,223,100	70,780,797
TreeHouse Foods, Inc. (a)	491,199	41,584,907

		$298,562,034
Furniture & Appliances - 0.8%
Whirlpool Corp.	307,844	$52,742,913

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 0.6%
Royal Caribbean Cruises Ltd.	372,983	$36,593,362

General Merchandise - 0.3%
Dollar Tree, Inc. (a)	241,526	$18,950,130

Health Maintenance Organizations - 0.2%
Molina Healthcare, Inc. (a)	348,167	$15,876,415

Insurance - 7.2%
Arthur J. Gallagher & Co.	766,125	$43,316,708
Everest Re Group Ltd.	225,133	52,638,347
Hanover Insurance Group, Inc.	393,030	35,396,282
Hartford Financial Services Group, Inc.	1,714,022	82,393,038
Lincoln National Corp.	834,414	54,612,396
Unum Group	1,403,136	65,793,047
Validus Holdings Ltd.	854,525	48,186,665
XL Group Ltd.	1,666,485	66,426,092

		$448,762,575
Machinery & Tools - 3.7%
Allison Transmission Holdings, Inc.	1,825,919	$65,842,639
Deere & Co.	403,092	43,880,595
Eaton Corp. PLC	697,109	51,690,632
ITT, Inc.	690,263	28,314,588
Regal Beloit Corp.	598,302	45,261,546

		$234,990,000
Major Banks - 3.2%
Comerica, Inc.	903,263	$61,945,777
Huntington Bancshares, Inc.	5,283,825	70,750,417
KeyCorp	3,703,172	65,842,398

		$198,538,592
Medical & Health Technology & Services - 3.2%
AmerisourceBergen Corp.	593,795	$52,550,858
LifePoint Health, Inc. (a)	574,741	37,645,536
MEDNAX, Inc. (a)	440,547	30,565,151
Quest Diagnostics, Inc.	464,770	45,635,766
Universal Health Services, Inc.	253,060	31,493,317

		$197,890,628
Medical Equipment - 4.9%
Agilent Technologies, Inc.	808,301	$42,734,874
Dentsply Sirona, Inc.	570,213	35,604,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
PerkinElmer, Inc.	861,846	$50,038,779
Steris PLC	629,153	43,700,967
Teleflex, Inc.	174,268	33,760,940
VWR Corp. (a)	1,008,634	28,443,479
Zimmer Biomet Holdings, Inc.	584,920	71,424,581

		$305,707,720
Natural Gas - Distribution - 1.1%
NiSource, Inc.	1,188,087	$28,264,590
Sempra Energy	361,924	39,992,602

		$68,257,192
Network & Telecom - 0.4%
Motorola Solutions, Inc.	261,805	$22,572,827

Oil Services - 2.0%
Forum Energy Technologies, Inc. (a)	1,666,919	$34,505,223
Frank’s International N.V.	3,377,353	35,698,621
Oil States International, Inc. (a)	985,230	32,660,375
Superior Energy Services, Inc.	1,494,014	21,304,640

		$124,168,859
Other Banks & Diversified Financials - 7.4%
Citizens Financial Group, Inc.	1,825,966	$63,087,125
Discover Financial Services	995,876	68,107,960
Element Fleet Management Corp.	2,871,050	26,576,400
Fifth Third Bancorp	3,298,252	83,775,601
M&T Bank Corp.	331,417	51,280,152
New York Community Bancorp, Inc.	1,819,671	25,420,804
Northern Trust Corp.	594,328	51,456,918
SunTrust Banks, Inc.	950,442	52,559,443
Wintrust Financial Corp.	596,574	41,235,195

		$463,499,598
Pollution Control - 0.7%
Clean Harbors, Inc. (a)	764,611	$42,527,664

Railroad & Shipping - 0.6%
Kansas City Southern Co.	450,771	$38,658,121

Real Estate - 5.6%
Annaly Mortgage Management, Inc., REIT	2,102,308	$23,356,642
Corporate Office Properties Trust, REIT	1,475,986	48,855,137
EPR Properties, REIT	625,507	46,056,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Gramercy Property Trust, REIT	1,256,328	$33,041,426
Life Storage, Inc., REIT	305,688	25,103,099
Medical Properties Trust, Inc., REIT	3,871,062	49,897,989
Mid-America Apartment Communities, Inc., REIT	419,651	42,695,293
Sun Communities, Inc., REIT	410,834	33,002,295
Washington Prime Group, Inc., REIT	1,463,408	12,717,016
Weyerhaeuser Co., REIT	1,065,151	36,193,831

		$350,918,808
Restaurants - 0.8%
Aramark	1,281,123	$47,235,005

Specialty Chemicals - 1.7%
Axalta Coating Systems Ltd. (a)	1,931,807	$62,204,185
Univar, Inc. (a)	1,544,709	47,360,778

		$109,564,963
Specialty Stores - 1.9%
AutoZone, Inc. (a)	33,453	$24,188,192
Express, Inc. (a)	1,220,985	11,123,173
Michaels Co., Inc. (a)	1,565,445	35,050,314
Sally Beauty Holdings, Inc. (a)	1,242,978	25,406,470
Urban Outfitters, Inc. (a)	1,093,047	25,970,797

		$121,738,946
Trucking - 0.5%
Knight Transportation, Inc.	937,212	$29,381,596

Utilities - Electric Power - 6.6%
AES Corp.	2,741,156	$30,646,124
Ameren Corp.	611,505	33,382,058
Calpine Corp. (a)	2,264,628	25,024,139
CMS Energy Corp.	1,019,397	45,607,822
DTE Energy Co.	535,871	54,717,788
Eversource Energy	919,627	54,055,675
NorthWestern Corp.	560,181	32,882,625
Pinnacle West Capital Corp.	594,974	49,608,929
Public Service Enterprise Group, Inc.	988,459	43,838,157
WEC Energy Group, Inc.	681,934	41,345,658

		$411,108,975
Total Common Stocks (Identified Cost, $5,026,025,292)		$6,112,539,553

Portfolio of Investments (unaudited) – continued

Money Market Funds - 1.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.7% (v) (Identified Cost, $111,096,070)	111,105,153	$111,094,043

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.73% (j) (Identified Cost, $2,779,155)	2,779,155	$2,779,155
Total Investments (Identified Cost, $5,139,900,517)		$6,226,412,751

Other Assets, Less Liabilities - 0.6%		39,433,319
Net Assets - 100.0%		$6,265,846,070

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $5,028,804,447)	$6,115,318,708
Underlying affiliated funds, at value (identified cost, $111,096,070)	111,094,043
Total investments, at value, including $2,709,216 of securities on loan (identified cost, $5,139,900,517)	$6,226,412,751
Receivables for
Investments sold	37,644,214
Fund shares sold	19,862,982
Interest and dividends	8,304,414
Other assets	150,903
Total assets	$6,292,375,264
Liabilities
Payables for
Investments purchased	$9,048,011
Fund shares reacquired	12,948,515
Collateral for securities loaned, at value	2,779,155
Payable to affiliates
Investment adviser	229,933
Shareholder servicing costs	1,400,726
Distribution and service fees	33,614
Program manager fees	23
Payable for independent Trustees’ compensation	4,096
Accrued expenses and other liabilities	85,121
Total liabilities	$26,529,194
Net assets	$6,265,846,070
Net assets consist of
Paid-in capital	$5,147,631,920
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,086,503,043
Accumulated net realized gain (loss) on investments and foreign currency	25,176,183
Undistributed net investment income	6,534,924
Net assets	$6,265,846,070
Shares of beneficial interest outstanding	282,173,198

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,070,439,001	48,807,527	$21.93
Class B	21,702,814	1,042,801	20.81
Class C	165,808,761	7,998,790	20.73
Class I	1,187,882,667	52,916,937	22.45
Class R1	13,002,020	637,019	20.41
Class R2	143,678,717	6,708,721	21.42
Class R3	406,172,485	18,584,489	21.86
Class R4	561,553,913	25,496,173	22.03
Class R6	2,686,962,257	119,572,895	22.47
Class 529A	6,153,716	284,969	21.59
Class 529B	247,274	12,242	20.20
Class 529C	2,242,445	110,635	20.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $23.27 [100 / 94.25 x $21.93] and $22.91 [100 / 94.25 x $21.59], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$57,935,003
Interest	308,621
Dividends from underlying affiliated funds	331,035
Other	1,179
Foreign taxes withheld	(118,443)
Total investment income	$58,457,395
Expenses
Management fee	$20,323,451
Distribution and service fees	3,169,123
Shareholder servicing costs	2,612,169
Program manager fees	3,992
Administrative services fee	312,412
Independent Trustees’ compensation	27,105
Custodian fee	74,620
Reimbursement of custodian expenses	(40,523)
Shareholder communications	156,015
Audit and tax fees	18,421
Legal fees	22,133
Miscellaneous	221,124
Total expenses	$26,900,042
Reduction of expenses by investment adviser and distributor	(855,292)
Net expenses	$26,044,750
Net investment income	$32,412,645
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$33,834,299
Underlying affiliated funds	(15,571)
Foreign currency	2,159
Net realized gain (loss) on investments and foreign currency	$33,820,887
Change in unrealized appreciation (depreciation)
Investments	$407,586,325
Translation of assets and liabilities in foreign currencies	(3,516)
Net unrealized gain (loss) on investments and foreign currency translation	$407,582,809
Net realized and unrealized gain (loss) on investments and foreign currency	$441,403,696
Change in net assets from operations	$473,816,341

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/17 (unaudited)	Year ended 9/30/16
From operations
Net investment income	$32,412,645	$51,714,832
Net realized gain (loss) on investments and foreign currency	33,820,887	(1,309,424)
Net unrealized gain (loss) on investments and foreign currency translation	407,582,809	538,939,842
Change in net assets from operations	$473,816,341	$589,345,250
Distributions declared to shareholders
From net investment income	$(75,000,020)	$(20,000,383)
From net realized gain on investments	(3,721,100)	(158,208,756)
Total distributions declared to shareholders	$(78,721,120)	$(178,209,139)
Change in net assets from fund share transactions	$398,564,531	$1,538,694,330
Total change in net assets	$793,659,752	$1,949,830,441
Net assets
At beginning of period	5,472,186,318	3,522,355,877
At end of period (including undistributed net investment income of $6,534,924 and $49,122,299, respectively)	$6,265,846,070	$5,472,186,318

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.49		$18.91	$20.14	$18.74	$14.52	$11.42
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.18	$0.11	$0.11	$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		2.25	(0.03)	2.32	4.21	3.08
Total from investment operations	$1.69		$2.43	$0.08	$2.43	$4.35	$3.17
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.06)	$(0.09)	$(0.10)	$(0.13)	$(0.07)
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.25)		$(0.85)	$(1.31)	$(1.03)	$(0.13)	$(0.07)
Net asset value, end of period (x)	$21.93		$20.49	$18.91	$20.14	$18.74	$14.52
Total return (%) (r)(s)(t)(x)	8.28	(c)(n)	13.36	0.14	13.39	30.21	27.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)(c)	1.18	1.24	1.21	1.22	1.21
Expenses after expense reductions (f)	1.09	(a)(c)	1.15	1.22	1.20	1.21	1.21
Net investment income	0.89	(a)(c)	0.93	0.52	0.54	0.86	0.67
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$1,070,439		$1,038,447	$749,577	$543,583	$300,046	$167,512

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$19.38		$18.01	$19.29	$18.02	$13.97	$11.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	(c)	$0.03	$(0.05)	$(0.04)	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		2.13	(0.01)	2.24	4.05	2.98
Total from investment operations	$1.53		$2.16	$(0.06)	$2.20	$4.07	$2.97
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$—	$—	$(0.02)	$—
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.79)	$(1.22)	$(0.93)	$(0.02)	$—
Net asset value, end of period (x)	$20.81		$19.38	$18.01	$19.29	$18.02	$13.97
Total return (%) (r)(s)(t)(x)	7.92	(c)(n)	12.48	(0.61)	12.55	29.16	27.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)(c)	1.93	1.98	1.95	1.96	1.96
Expenses after expense reductions (f)	1.84	(a)(c)	1.90	1.96	1.95	1.96	1.96
Net investment income (loss)	0.14	(a)(c)	0.16	(0.23)	(0.22)	0.13	(0.10)
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$21,703		$20,593	$18,983	$18,603	$16,351	$13,306

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$19.33		$17.97	$19.25	$17.99	$13.96	$10.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	(c)	$0.03	$(0.04)	$(0.04)	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		2.12	(0.02)	2.23	4.05	2.98
Total from investment operations	$1.53		$2.15	$(0.06)	$2.19	$4.07	$2.97
Less distributions declared to shareholders
From net investment income	$(0.12)		$—	$—	$—	$(0.04)	$—
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.13)		$(0.79)	$(1.22)	$(0.93)	$(0.04)	$—
Net asset value, end of period (x)	$20.73		$19.33	$17.97	$19.25	$17.99	$13.96
Total return (%) (r)(s)(t)(x)	7.93	(c)(n)	12.45	(0.61)	12.52	29.21	27.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)(c)	1.93	1.99	1.96	1.96	1.96
Expenses after expense reductions (f)	1.84	(a)(c)	1.90	1.97	1.95	1.96	1.96
Net investment income (loss)	0.15	(a)(c)	0.18	(0.23)	(0.22)	0.11	(0.08)
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$165,809		$148,518	$100,983	$80,434	$41,250	$24,742

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.99		$19.35	$20.58	$19.11	$14.80	$11.64
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.24	$0.16	$0.16	$0.17	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		2.30	(0.03)	2.38	4.31	3.13
Total from investment operations	$1.76		$2.54	$0.13	$2.54	$4.48	$3.26
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.11)	$(0.14)	$(0.14)	$(0.17)	$(0.10)
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.30)		$(0.90)	$(1.36)	$(1.07)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$22.45		$20.99	$19.35	$20.58	$19.11	$14.80
Total return (%) (r)(s)(x)	8.43	(c)(n)	13.66	0.36	13.69	30.54	28.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)(c)	0.93	0.99	0.97	0.93	0.96
Expenses after expense reductions (f)	0.84	(a)(c)	0.90	0.97	0.96	0.93	0.96
Net investment income	1.19	(a)(c)	1.20	0.77	0.79	1.13	0.92
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$1,187,883		$771,101	$370,299	$212,389	$38,232	$802,524

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$19.04		$17.70	$18.98	$17.80	$13.79	$10.86
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	(c)	$0.03	$(0.04)	$(0.04)	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		2.10	(0.02)	2.20	4.01	2.94
Total from investment operations	$1.49		$2.13	$(0.06)	$2.16	$4.03	$2.93
Less distributions declared to shareholders
From net investment income	$(0.11)		$—	$—	$(0.05)	$(0.02)	$—
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.12)		$(0.79)	$(1.22)	$(0.98)	$(0.02)	$—
Net asset value, end of period (x)	$20.41		$19.04	$17.70	$18.98	$17.80	$13.79
Total return (%) (r)(s)(x)	7.88	(c)(n)	12.53	(0.62)	12.49	29.28	26.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)(c)	1.93	1.99	1.96	1.96	1.96
Expenses after expense reductions (f)	1.84	(a)(c)	1.90	1.97	1.95	1.96	1.96
Net investment income (loss)	0.15	(a)(c)	0.17	(0.23)	(0.19)	0.13	(0.08)
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$13,002		$11,351	$8,492	$6,773	$1,749	$2,101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.00		$18.49	$19.75	$18.40	$14.25	$11.20
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.13	$0.05	$0.06	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.56		2.19	(0.02)	2.28	4.14	3.04
Total from investment operations	$1.63		$2.32	$0.03	$2.34	$4.24	$3.09
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.02)	$(0.07)	$(0.06)	$(0.09)	$(0.04)
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.21)		$(0.81)	$(1.29)	$(0.99)	$(0.09)	$(0.04)
Net asset value, end of period (x)	$21.42		$20.00	$18.49	$19.75	$18.40	$14.25
Total return (%) (r)(s)(x)	8.18	(c)(n)	13.07	(0.12)	13.07	29.93	27.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)(c)	1.43	1.49	1.46	1.46	1.46
Expenses after expense reductions (f)	1.34	(a)(c)	1.40	1.47	1.45	1.46	1.46
Net investment income	0.64	(a)(c)	0.69	0.27	0.28	0.62	0.41
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$143,679		$147,344	$59,947	$38,353	$20,018	$15,355

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.42		$18.85	$20.10	$18.72	$14.51	$11.42
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.18	$0.11	$0.11	$0.14	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.60		2.24	(0.03)	2.32	4.21	3.08
Total from investment operations	$1.69		$2.42	$0.08	$2.43	$4.35	$3.17
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.06)	$(0.11)	$(0.12)	$(0.14)	$(0.08)
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.25)		$(0.85)	$(1.33)	$(1.05)	$(0.14)	$(0.08)
Net asset value, end of period (x)	$21.86		$20.42	$18.85	$20.10	$18.72	$14.51
Total return (%) (r)(s)(x)	8.31	(c)(n)	13.38	0.13	13.38	30.18	27.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)(c)	1.18	1.24	1.22	1.24	1.21
Expenses after expense reductions (f)	1.09	(a)(c)	1.15	1.22	1.22	1.23	1.21
Net investment income	0.90	(a)(c)	0.94	0.52	0.56	0.79	0.68
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$406,172		$384,495	$198,248	$118,084	$24,496	$3,826

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.59		$19.01	$20.23	$18.82	$14.57	$11.46
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.23	$0.16	$0.15	$0.18	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.62		2.25	(0.02)	2.33	4.24	3.08
Total from investment operations	$1.74		$2.48	$0.14	$2.48	$4.42	$3.21
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.11)	$(0.14)	$(0.14)	$(0.17)	$(0.10)
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.30)		$(0.90)	$(1.36)	$(1.07)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$22.03		$20.59	$19.01	$20.23	$18.82	$14.57
Total return (%) (r)(s)(x)	8.48	(c)(n)	13.59	0.43	13.61	30.61	28.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)(c)	0.93	1.00	0.97	0.99	0.96
Expenses after expense reductions (f)	0.84	(a)(c)	0.90	0.98	0.97	0.98	0.96
Net investment income	1.15	(a)(c)	1.19	0.78	0.76	0.99	0.93
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$561,554		$528,263	$325,087	$123,055	$21,747	$258

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (i) (unaudited)		Years ended 9/30
Class R6			2016	2015	2014	2013 (i)

Net asset value, beginning of period	$21.02		$19.38	$20.58	$19.12	$16.22
Income (loss) from investment operations
Net investment income (d)	$0.14	(c)	$0.26	$0.19	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.63		2.30	(0.01)	2.36	2.76	(g)
Total from investment operations	$1.77		$2.56	$0.18	$2.54	$2.90
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.13)	$(0.16)	$(0.15)	$—
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.32)		$(0.92)	$(1.38)	$(1.08)	$—
Net asset value, end of period (x)	$22.47		$21.02	$19.38	$20.58	$19.12
Total return (%) (r)(s)(x)	8.49	(c)(n)	13.79	0.59	13.72	17.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)(c)	0.77	0.83	0.84	0.88	(a)
Expenses after expense reductions (f)	0.70	(a)(c)	0.74	0.81	0.84	0.88	(a)
Net investment income	1.29	(a)(c)	1.34	0.92	0.89	1.22	(a)
Portfolio turnover	15	(n)	27	36	34	35
Net assets at end of period (000 omitted)	$2,686,962		$2,414,700	$1,684,183	$1,391,433	$1,085,101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$20.17		$18.63	$19.85	$18.48	$14.33	$11.26
Income (loss) from investment operations
Net investment income (d)	$0.09	(c)	$0.17	$0.10	$0.10	$0.14	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.57		2.21	(0.02)	2.29	4.14	3.05
Total from investment operations	$1.66		$2.38	$0.08	$2.39	$4.28	$3.13
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.05)	$(0.08)	$(0.09)	$(0.13)	$(0.06)
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.24)		$(0.84)	$(1.30)	$(1.02)	$(0.13)	$(0.06)
Net asset value, end of period (x)	$21.59		$20.17	$18.63	$19.85	$18.48	$14.33
Total return (%) (r)(s)(t)(x)	8.28	(c)(n)	13.27	0.13	13.35	30.09	27.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)(c)	1.28	1.33	1.30	1.31	1.31
Expenses after expense reductions (f)	1.13	(a)(c)	1.18	1.25	1.23	1.24	1.26
Net investment income	0.86	(a)(c)	0.88	0.48	0.50	0.84	0.62
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$6,154		$5,317	$4,628	$4,149	$3,047	$1,930

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.79		$17.50	$18.78	$17.58	$13.63	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	(c)	$0.02	$(0.05)	$(0.05)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		2.06	(0.01)	2.18	3.96	2.91
Total from investment operations	$1.48		$2.08	$(0.06)	$2.13	$3.97	$2.89
Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$—	$(0.02)	$—
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.07)		$(0.79)	$(1.22)	$(0.93)	$(0.02)	$—
Net asset value, end of period (x)	$20.20		$18.79	$17.50	$18.78	$17.58	$13.63
Total return (%) (r)(s)(t)(x)	7.91	(c)(n)	12.38	(0.63)	12.47	29.18	26.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)(c)	2.03	2.08	2.05	2.06	2.06
Expenses after expense reductions (f)	1.89	(a)(c)	1.95	2.01	2.00	2.00	2.01
Net investment income (loss)	0.06	(a)(c)	0.12	(0.28)	(0.27)	0.09	(0.15)
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$247		$297	$266	$305	$251	$184

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.89		$17.57	$18.85	$17.64	$13.69	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	(c)	$0.02	$(0.05)	$(0.05)	$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		2.09	(0.01)	2.19	3.97	2.92
Total from investment operations	$1.48		$2.11	$(0.06)	$2.14	$3.98	$2.90
Less distributions declared to shareholders
From net investment income	$(0.09)		$—	$—	$—	$(0.03)	$—
From net realized gain on investments	(0.01)		(0.79)	(1.22)	(0.93)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.79)	$(1.22)	$(0.93)	$(0.03)	$—
Net asset value, end of period (x)	$20.27		$18.89	$17.57	$18.85	$17.64	$13.69
Total return (%) (r)(s)(t)(x)	7.89	(c)(n)	12.51	(0.63)	12.48	29.12	26.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)(c)	2.03	2.08	2.05	2.07	2.06
Expenses after expense reductions (f)	1.89	(a)(c)	1.94	2.01	2.00	2.01	2.01
Net investment income (loss)	0.12	(a)(c)	0.11	(0.28)	(0.27)	0.08	(0.15)
Portfolio turnover	15	(n)	27	36	34	35	52
Net assets at end of period (000 omitted)	$2,242		$1,761	$1,663	$1,496	$1,215	$579

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,112,539,553	$—	$—	$6,112,539,553
Mutual Funds	113,873,198	—	—	113,873,198
Total Investments	$6,226,412,751	$—	$—	$6,226,412,751

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At

Notes to Financial Statements (unaudited) – continued

period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $2,709,216. The fair value of the fund’s investment securities on loan and a related liability of $2,779,155 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when

Notes to Financial Statements (unaudited) – continued

filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/16
Ordinary income (including any short-term capital gains)	$91,209,160
Long-term capital gains	86,999,979
Total distributions	$178,209,139

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/17
Cost of investments	$5,147,364,054
Gross appreciation	1,187,909,204
Gross depreciation	(108,860,507)
Net unrealized appreciation (depreciation)	$1,079,048,697

As of 9/30/16
Undistributed ordinary income	51,587,845
Other temporary differences	68,712
Net unrealized appreciation (depreciation)	671,462,372

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/17	Year ended 9/30/16	Six months ended 3/31/17	Year ended 9/30/16
Class A	$12,019,886	$2,370,105	$698,200	$32,681,609
Class B	91,507	—	14,058	830,102
Class C	908,899	—	107,296	4,586,883
Class I	12,016,415	2,321,083	572,092	17,345,673
Class R1	70,133	—	8,424	399,935
Class R2	1,462,366	86,552	101,631	2,861,262
Class R3	4,385,056	730,221	253,412	9,200,316
Class R4	7,284,478	1,943,207	351,151	14,406,574
Class R6	36,687,638	12,537,872	1,609,537	75,608,899
Class 529A	63,854	11,343	3,804	196,998
Class 529B	811	—	182	12,185
Class 529C	8,977	—	1,313	78,320
Total	$75,000,020	$20,000,383	$3,721,100	$158,208,756

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period October 1, 2016 to January 26, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $5 billion and 0.60% of average daily net assets in excess of $5 billion. This written agreement terminated on January 26, 2017. For the period October 1, 2016 to January 26, 2017, this management fee reduction amounted to $631,121 which is included in the reduction of total expenses in the Statement of Operations.

Effective January 27, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Next $2.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $5 billion	0.60%

Notes to Financial Statements (unaudited) – continued

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2017, this management fee reduction amounted to $217,761, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.66% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $471,216 and $3,647 for the six months ended March 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,329,618
Class B	0.75%	0.25%	1.00%	1.00%	104,051
Class C	0.75%	0.25%	1.00%	1.00%	787,202
Class R1	0.75%	0.25%	1.00%	1.00%	61,169
Class R2	0.25%	0.25%	0.50%	0.50%	373,266
Class R3	—	0.25%	0.25%	0.25%	495,555
Class 529A	—	0.25%	0.25%	0.24%	7,218
Class 529B	0.75%	0.25%	1.00%	1.00%	1,328
Class 529C	0.75%	0.25%	1.00%	1.00%	9,716
Total Distribution and Service Fees					$3,169,123

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2017, this rebate amounted to $3,782, $86, $76, $54, $40, $358, and $18 for Class A, Class B, Class C, Class R2, Class R3, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2017, were as follows:

Amount
Class A	$17,428
Class B	20,871
Class C	19,127
Class 529B	—
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2018, unless MFD elects to extend the waiver. For the six months ended March 31, 2017, this waiver amounted to $1,996 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$2,887	$1,444
Class 529B	133	66
Class 529C	972	486
Total Program Manager Fees and Waivers	$3,992	$1,996

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2017, the fee was $199,260, which equated to 0.0068% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,412,909.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.0107% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2017, the fee paid by the fund under this agreement was $5,327 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 1,092 shares of Class I for an aggregate amount of $20,978.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $693,318.

(4) Portfolio Securities

For the six months ended March 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $1,165,881,845 and $881,001,207, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,971,895	$234,577,995	19,956,452	$383,282,900
Class B	131,971	2,666,809	210,649	3,864,040
Class C	1,347,210	27,108,004	3,055,231	55,704,058
Class I	23,088,362	504,428,863	24,887,063	495,436,947
Class R1	178,630	3,532,257	292,888	5,297,330
Class R2	1,159,789	24,096,580	5,699,073	105,137,033
Class R3	3,709,343	78,871,873	11,688,326	221,155,525
Class R4	4,089,959	87,284,587	13,466,937	263,259,669
Class R6	19,717,467	427,819,637	39,622,047	779,733,798
Class 529A	57,102	1,198,112	48,836	926,172
Class 529B	1,352	25,521	2,275	41,195
Class 529C	28,711	574,498	21,428	368,050
	64,481,791	$1,392,184,736	118,951,205	$2,314,206,717

Shares issued to shareholders in reinvestment of distributions
Class A	492,452	$10,572,939	1,531,309	$28,237,342
Class B	5,050	103,066	45,257	794,252
Class C	44,179	898,153	225,834	3,954,346
Class I	482,167	10,588,395	886,878	16,717,641
Class R1	3,924	78,557	23,198	399,935
Class R2	60,356	1,266,276	118,435	2,136,569
Class R3	216,852	4,638,468	540,290	9,930,533
Class R4	309,118	6,658,394	810,108	14,986,997
Class R6	1,714,207	37,661,117	4,614,844	86,989,802
Class 529A	3,200	67,658	11,472	208,341
Class 529B	50	993	716	12,185
Class 529C	518	10,290	4,524	77,358
	3,332,073	$72,544,306	8,812,865	$164,445,301

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,349,587)	$(285,997,838)	(10,433,083)	$(201,963,662)
Class B	(156,566)	(3,124,810)	(247,447)	(4,528,035)
Class C	(1,074,346)	(21,586,160)	(1,219,281)	(22,226,094)
Class I	(7,398,460)	(160,430,059)	(8,162,764)	(159,450,353)
Class R1	(141,805)	(2,836,057)	(199,486)	(3,592,062)
Class R2	(1,879,436)	(39,122,487)	(1,690,936)	(31,996,007)
Class R3	(4,174,744)	(88,973,235)	(3,910,026)	(74,566,285)
Class R4	(4,556,981)	(96,772,780)	(5,725,861)	(111,183,856)
Class R6	(16,760,635)	(366,170,441)	(16,256,040)	(329,076,119)
Class 529A	(38,932)	(823,961)	(45,183)	(869,612)
Class 529B	(4,947)	(94,934)	(2,410)	(42,394)
Class 529C	(11,844)	(231,749)	(27,361)	(463,209)
	(49,548,283)	$(1,066,164,511)	(47,919,878)	$(939,957,688)

Net change
Class A	(1,885,240)	$(40,846,904)	11,054,678	$209,556,580
Class B	(19,545)	(354,935)	8,459	130,257
Class C	317,043	6,419,998	2,061,784	37,432,310
Class I	16,172,069	354,587,199	17,611,177	352,704,235
Class R1	40,749	774,757	116,600	2,105,203
Class R2	(659,291)	(13,759,631)	4,126,572	75,277,595
Class R3	(248,549)	(5,462,894)	8,318,590	156,519,773
Class R4	(157,904)	(2,829,799)	8,551,184	167,062,810
Class R6	4,671,039	99,310,313	27,980,851	537,647,481
Class 529A	21,370	441,809	15,125	264,901
Class 529B	(3,545)	(68,420)	581	10,986
Class 529C	17,385	353,039	(1,409)	(17,801)
	18,265,581	$398,564,531	79,844,192	$1,538,694,330

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 7%, 7%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2017, the fund’s commitment fee and interest expense were $17,986 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	184,556,979	684,508,171	(757,959,997)	111,105,153

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(15,571)	$—	$331,035	$111,094,043

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XI, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	5,027,875,493.662	64,212,284.010
John A. Caroselli	5,027,499,098.886	64,588,656.776
Maureen R. Goldfarb	5,029,422,888.796	62,664,911.965
David H. Gunning	5,023,284,607.845	68,803,169.827
Michael Hegarty	5,022,671,391.243	69,416,386.428
John P. Kavanaugh	5,027,933,392.787	64,154,362.875
Robert J. Manning	5,027,743,869.554	64,343,908.118
Clarence Otis, Jr.	5,024,037,717.888	68,050,081.284
Maryanne L. Roepke	5,030,467,000.368	61,620,822.074
Robin A. Stelmach	5,032,190,431.753	59,897,347.179
Laurie J. Thomsen	5,027,695,247.600	64,392,574.842

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.